RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.    RELATED PARTIES

One of the preferred stock investors holds more than 10% interest in our Company and has one seat as a member of the board of directors and another seat as an observer of the board of directors.

In 2018, an executive early exercised their option to purchase 914,634 shares of unvested common stock at a price per share of $1.64 by issuing a promissory note to the Company for a total price of $1.5 million with an interest rate of 2.31% per annum.

The Warrant Commitment and the subsequent Series E Warrants were issued to a counterparty that has an equity interest in the Company and a seat on the Company’s board of directors. The board member has significant influence with respect to the counterparty to the Warrant Commitment. The issuance of the Warrant Commitment and Series E Warrants was in exchange for on-going advisory services that the entity provided to the Company. See Note 14 — Warrants for further information.

During 2019, we acquired OSN. See Note 2 — Business Combination for further information on the acquisition and the pro forma results of operations, reflecting OSN as if it had been acquired January 1, 2019. Prior to the acquisition, OSN conducted business with us as the noncontrolling member of our Title Companies. We paid the member title and due diligence fees in the member’s capacity as a title and escrow agent. Additionally, we paid the member management and administrative service fees, rent, and purchases of fixed assets in the member’s capacity as management and administrative service provider and lessor to the subsidiaries of OD Title Holdings and OD Title Sidecar.

17.RELATED PARTIES

One of the Preferred Stock investors holds more than a 10% interest in the Company and has one seat as a member of the board of directors and another seat as an observer of the board of directors.

In 2018, an executive early exercised their option to purchase 914,634 shares of unvested common stock at a price per share of $1.64 by issuing a promissory note to the Company for a total price of $1.5 million with an interest rate of 2.31% per annum.

The Warrant Commitment and the subsequent Series E Warrants were issued to a counterparty that has an equity interest in the Company and a seat on the Company’s board of directors. The board member has significant influence with respect to the counterparty to the Warrant Commitment. The issuance of the Warrant Commitment and Series E Warrants was in exchange for on-going advisory services that the entity provided to the Company. See Note 15 — Warrants for further information.

During 2019, we acquired OSN. See Note 2 — Business Combination for further information on the acquisition and the pro forma results of operations, reflecting OSN as if it had been acquired January 1, 2018. Prior to the acquisition, OSN conducted business with us as the noncontrolling member of our Title Companies. We paid the member title and due diligence fees in the member’s capacity as a title and escrow agent. Additionally, we paid the member management and administrative service fees, rent, and purchases of fixed assets in the member’s capacity as management and administrative service provider and lessor to the subsidiaries of OD Title Holdings and OD Title Sidecar.